Share-based awards (Details 3) (CHF) In Millions, except Per Share data, unless otherwise specified	12 Months Ended			0 Months Ended	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Jan. 16, 2015	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total estimated unrecognized compensation expense	1,419
Performance shares | Performance share awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Terms of Award	Each performance share award granted entitles the holder of the award to receive one Group share. Performance share awards vest over three years, such that the performance share awards vest equally on each of the three anniversaries of the grant date. Unlike the share awards, outstanding performance shares are subject to a negative adjustment in the event of a divisional loss, unless there is a negative ROE that would call for a negative adjustment greater than the divisional adjustment for the year, in which case the negative adjustment is based on a negative ROE. For employees in Shared Services, the negative adjustment only applies in the event of a negative ROE and is not linked to the performance of the divisions. The performance share awards granted in 2015 are identical to those granted in 2014, 2013 and 2012, with the exception of the performance criteria, which in 2015 and 2014 were based on strategic ROE, compared to the performance criteria in 2013 and 2012, which were based on underlying ROE and reported ROE, respectively.
Vesting period	3 years 0 months 0 days
Total estimated unrecognized compensation expense	231
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Roll Forward]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value, Beginning Balance	25.51	23.90
Weighted-average grant-date fair value - Granted (in CHF per share)	28.13	26.44	23.90
Weighted-average grant-date fair value - Settled (in CHF per share)	25.27	23.90	0.00
Weighted-average grant-date fair value - Forfeited (in CHF per share)	26.28	24.92	23.90
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value, Ending Balance	26.89	25.51	23.90
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Outstanding, Number, Beginning Balance	41.4	23.3
Granted (in shares)	24.3	26.6	23.7
Settled (in shares)	(16.0)	(7.6)	0
Forfeited (in shares)	(1.5)	(0.9)	(0.4)
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Outstanding, Number, Ending Balance	48.2	41.4	23.3
of which vested (in shares)	3.3	2.7	0.9
of which unvested (in shares)	44.9	38.7	22.4
Performance shares | Performance share awards | Grant Date, January 16, 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Method of Measuring Cost of Award	The number of performance share awards granted to employees was determined by dividing the deferred component of variable compensation being granted as performance share awards by the average price of a Group share over the two business days ended January 16, 2015. The fair value of each performance share award was CHF 16.94 on the grant date. Performance share awards granted after January 1, 2014 do not include the right to receive dividend equivalents during the vesting period. The fair value was based on a valuation using the Group share price on the date of grant and discounted for expected dividends for 2015, 2016 and 2017 of CHF 0.66, CHF 1.03 and CHF 1.39, respectively.
Performance shares | Performance share awards | Grant Date, January 16, 2015 | Subsequent Event [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Value of awards at grant				529
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Roll Forward]
Weighted-average grant-date fair value - Granted (in CHF per share)				16.94
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Granted (in shares)				30.7
Performance shares | Performance share awards | Grant Date, January 16, 2015 | Subsequent Event [Member] | Forecast/Estimate
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total estimated unrecognized compensation expense				533
Significant fair value assumptions
Expected dividend cash flows					1.39	1.03	0.66
Performance shares | Performance share awards | Grant Date, January 16, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Value of awards at grant	663
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Roll Forward]
Weighted-average grant-date fair value - Granted (in CHF per share)	28.13
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Granted (in shares)	24.2
Performance shares | Performance share awards | Grant Date, January 17, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Value of awards at grant		660
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Roll Forward]
Weighted-average grant-date fair value - Granted (in CHF per share)		26.44
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Granted (in shares)		26.4
Stock compensation plan | Share awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Terms of Award	Each share award granted entitles the holder of the award to receive one Group share, does not contain a leverage component or a multiplier effect and is subject to service conditions as it vests over three years, such that the share awards vest equally on each of the three anniversaries of the grant date. Share awards granted in January 2011 vest over a four-year period. The value of the share awards is solely dependent on the Group share price at the time of delivery.
Vesting period	3 years 0 months 0 days							4 years 0 months 0 days
Total estimated unrecognized compensation expense	762
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Roll Forward]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value, Beginning Balance	30.09	34.28	41.91
Weighted-average grant-date fair value - Granted (in CHF per share)	27.60	26.43	23.44
Weighted-average grant-date fair value - Settled (in CHF per share)	30.43	34.09	40.20
Weighted-average grant-date fair value - Forfeited (in CHF per share)	32.20	31.80	37.36
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value, Ending Balance	28.64	30.09	34.28					41.91
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Outstanding, Number, Beginning Balance	72.9	55.8	48.1
Granted (in shares)	37.6	40.4	25.1
Settled (in shares)	(29.5)	(20.0)	(14.9)
Forfeited (in shares)	(3.9)	(3.3)	(2.5)
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Outstanding, Number, Ending Balance	77.1	72.9	55.8					48.1
of which vested (in shares)	6.2	5.8	3.9
of which unvested (in shares)	70.9	67.1	51.9
Stock compensation plan | Share awards | Grant Date, January 16, 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Method of Measuring Cost of Award	The number of share awards was determined by dividing the deferred component of variable compensation being granted as shares by the average price of a Group share over the two business days ended January 16, 2015. Share awards granted after January 1, 2014 do not include the right to receive dividend equivalents during the vesting period. The fair value of each share award was CHF 16.94 on the grant date. The fair value was based on a valuation using the Group share price on the date of grant and discounted for expected dividends for 2015, 2016 and 2017 of CHF 0.66, CHF 1.03 and CHF 1.39, respectively.
Stock compensation plan | Share awards | Grant Date, January 16, 2015 | Subsequent Event [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Value of awards at grant				642
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Roll Forward]
Weighted-average grant-date fair value - Granted (in CHF per share)				16.94
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Granted (in shares)				37.2
Stock compensation plan | Share awards | Grant Date, January 16, 2015 | Subsequent Event [Member] | Forecast/Estimate
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total estimated unrecognized compensation expense				643
Significant fair value assumptions
Expected dividend cash flows					1.39	1.03	0.66
Stock compensation plan | Share awards | Grant Date, January 16, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Value of awards at grant	827
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Roll Forward]
Weighted-average grant-date fair value - Granted (in CHF per share)	28.13
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Granted (in shares)	30.2
Stock compensation plan | Share awards | Grant Date, January 17, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Value of awards at grant		950
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Roll Forward]
Weighted-average grant-date fair value - Granted (in CHF per share)		26.44
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Granted (in shares)		37.9
Stock compensation plan | Adjustable Performance Plan share awards
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Outstanding, Number, Beginning Balance	14.5	30.8
Granted (in shares)	0.8	1.2	31.0
Settled (in shares)	(7.6)	(17.2)	0
Forfeited (in shares)	(0.4)	(0.3)	(0.2)
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Outstanding, Number, Ending Balance	7.3	14.5	30.8
of which vested (in shares)	1.1	1.2	0.3
of which unvested (in shares)	6.2	13.3	30.5
Stock compensation plan | Adjustable Performance Plan share awards | Grant Date, July, 2012
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Roll Forward]
Weighted-average grant-date fair value - Granted (in CHF per share)			16.79
Stock compensation plan | Special awards and blocked shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Terms of Award	The Group's share awards include other awards, such as blocked shares and special awards, which may be granted to new employees. Other share awards entitle the holder to receive one Group share, are subject to continued employment with the Group, contain restrictive covenants and cancellation provisions and generally vest between zero and five years.
Stock compensation plan | Special awards and blocked shares | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	0 years 0 months 0 days
Stock compensation plan | Special awards and blocked shares | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	5 years 0 months 0 days
Stock compensation plan | European Union and blocked share awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Terms of Award	In order to comply with regulatory requirements, the Group awarded an alternative form of share awards as a component of unrestricted cash to senior employees in a number of EU countries. For 2014, 2013 and 2012, these employees received 50% of the amount they otherwise would have received in cash in the form of blocked shares. The shares remain blocked for a period of time, which ranges from six months to three years, depending on the location, after which they are no longer subject to restrictions.
Stock compensation plan | European Union and blocked share awards | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	0 years 6 months 0 days
Stock compensation plan | European Union and blocked share awards | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	3 years 0 months 0 days
Stock compensation plan | European Union and blocked share awards | Grant Date, January 16, 2015 | Subsequent Event [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Value of awards at grant				36
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Granted (in shares)				1.6
Stock compensation plan | European Union and blocked share awards | Grant Date, January 16, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Value of awards at grant	18
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Granted (in shares)	0.6
Stock compensation plan | European Union and blocked share awards | Grant Date, January 17, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Value of awards at grant		6
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Granted (in shares)		0.2
Bank
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total estimated unrecognized compensation expense	1,406
Bank | Performance shares | Performance share awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	3 years 0 months 0 days
Total estimated unrecognized compensation expense	229
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Roll Forward]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value, Beginning Balance	25.51	23.90
Weighted-average grant-date fair value - Granted (in CHF per share)	28.13	26.44	23.90
Weighted-average grant-date fair value - Settled (in CHF per share)	25.27	23.90	0.00
Weighted-average grant-date fair value - Forfeited (in CHF per share)	26.28	24.92	23.90
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value, Ending Balance	26.89	25.51	23.90
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Outstanding, Number, Beginning Balance	40.7	22.9
Granted (in shares)	24.0	26.2	23.3
Settled (in shares)	(15.8)	(7.5)	0
Forfeited (in shares)	(1.4)	(0.9)	(0.4)
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Outstanding, Number, Ending Balance	47.5	40.7	22.9
of which vested (in shares)	3.2	2.7	0.9
of which unvested (in shares)	44.3	38.0	22.0
Bank | Performance shares | Performance share awards | Grant Date, January 16, 2015 | Forecast/Estimate
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total estimated unrecognized compensation expense				527
Bank | Performance shares | Performance share awards | Grant Date, January 16, 2015 | Subsequent Event [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Value of awards at grant				523
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Granted (in shares)				30.3
Bank | Performance shares | Performance share awards | Grant Date, January 16, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Value of awards at grant	654
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Granted (in shares)	23.9
Bank | Performance shares | Performance share awards | Grant Date, January 17, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Value of awards at grant		651
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Granted (in shares)		26.0
Bank | Stock compensation plan | Share awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	3 years 0 months 0 days
Total estimated unrecognized compensation expense	759
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Roll Forward]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value, Beginning Balance	30.07	34.27	41.91
Weighted-average grant-date fair value - Granted (in CHF per share)	27.60	26.43	23.39
Weighted-average grant-date fair value - Settled (in CHF per share)	30.41	34.12	40.43
Weighted-average grant-date fair value - Forfeited (in CHF per share)	32.24	32.04	36.96
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value, Ending Balance	28.63	30.07	34.27
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Outstanding, Number, Beginning Balance	72.2	55.1	47.6
Granted (in shares)	37.3	40.0	24.5
Settled (in shares)	(29.1)	(19.6)	(14.6)
Forfeited (in shares)	(3.9)	(3.3)	(2.4)
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Outstanding, Number, Ending Balance	76.5	72.2	55.1
of which vested (in shares)	6.1	5.8	3.9
of which unvested (in shares)	70.4	66.4	51.2
Bank | Stock compensation plan | Share awards | Grant Date, January 16, 2015 | Subsequent Event [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Value of awards at grant				636
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Granted (in shares)				36.9
Bank | Stock compensation plan | Share awards | Grant Date, January 16, 2015 | Subsequent Event [Member] | Forecast/Estimate
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total estimated unrecognized compensation expense				638
Bank | Stock compensation plan | Share awards | Grant Date, January 16, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Value of awards at grant	824
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Granted (in shares)	30.1
Bank | Stock compensation plan | Share awards | Grant Date, January 17, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Value of awards at grant		947
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Granted (in shares)		37.8
Bank | Stock compensation plan | Adjustable Performance Plan share awards
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Outstanding, Number, Beginning Balance	14.0	29.7
Granted (in shares)	0.8	1.1	29.9
Settled (in shares)	(7.3)	(16.5)	0
Forfeited (in shares)	(0.4)	(0.3)	(0.2)
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Outstanding, Number, Ending Balance	7.1	14.0	29.7
of which vested (in shares)	1.1	1.2	0.3
of which unvested (in shares)	6.0	12.8	29.4
Bank | Stock compensation plan | European Union and blocked share awards | Grant Date, January 16, 2015 | Subsequent Event [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Value of awards at grant				35
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Granted (in shares)				1.5
Bank | Stock compensation plan | European Union and blocked share awards | Grant Date, January 16, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Value of awards at grant	15
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Granted (in shares)	0.5
Bank | Stock compensation plan | European Union and blocked share awards | Grant Date, January 17, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Value of awards at grant		3
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Granted (in shares)		0.1